Losses per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Losses per Share [Abstract]
Net loss	$ (17,730)	$ (3,105)
Weighted average common shares outstanding - basic and diluted (in shares)	19,594,354	8,130,931
Net loss per common share - basic and diluted (in dollars per share)	$ (0.90)	$ (0.38)
Losses per Share [Abstract]
Antidilutive securities not included in computation of diluted EPS (in shares)	27,882,890	7,333,333
Non-vested Equity Incentive Plan Shares [Member]
Losses per Share [Abstract]
Antidilutive securities not included in computation of diluted EPS (in shares)	144,000	0
Convertible Promissory Note Shares [Member]
Losses per Share [Abstract]
Antidilutive securities not included in computation of diluted EPS (in shares)	27,738,890	7,333,333